Accounts Receivable (Tables)	6 Months Ended
Apr. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	April 30, 2026	October 31, 2025
Accounts receivable	$6,543,735	$8,651,612